NOTE 16. RESTATEMENTS OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 16. RESTATEMENTS OF FINANCIAL STATEMENTS (SCHEDULE)
As of December 31, 2012
	Original	Restated
Due to third party	$—	$220,000
Note Payable	$—	$170,000
Retained earnings (deficit)	$116,620	$(273,380)

For the year ended December 31, 2012
	Original	Restated
Other receivable write off - related party	$—	$390,000
Net income (loss)	$60,740	$(329,260)
Basic and fully diluted net income per common share	$0.73	$(3.95)